Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Gold Fund, Inc.
Entity Central Index Key	0000923459
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002879
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class AAA
Trading Symbol	GOLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GOLDX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GOLDX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class AAA	$264	1.44%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Gold Fund outperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. For 2025, the gold price appreciated by almost 65% and ended the year at $4,319 per ounce. Gold is a major beneficiary of the current macroeconomic and geopolitical uncertainty. This was the best annual price rise for gold, with 1979 being the one exception, since the U.S. ended the dollar’s link to gold in 1971. Contributors to performance included Newmont Corporation, Kinross Gold Corporation, and Lundin Gold. Detractors included Pantoro Gold Limited, Victoria Gold Corp., and Falco Resources.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class AAA	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/15	10,000	10,000	10,000	10,000
12/16	15,346	11,196	17,487	15,326
12/17	16,301	13,640	19,018	17,059
12/18	13,888	13,043	15,897	15,418
12/19	19,990	17,150	24,300	21,542
12/20	25,250	20,305	33,053	26,389
12/21	22,985	26,135	30,847	23,521
12/22	20,452	21,402	28,713	21,105
12/23	22,056	27,029	30,419	22,965
12/24	25,346	33,791	33,705	25,066
12/25	67,741	39,833	85,205	64,011

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class AAA	167.26%	21.82%	21.08%
S&P 500 Index	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index	159.07%	21.79%	22.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 785,480,290
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 5,291,965
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$785,480,290 Number of Portfolio Holdings59 Portfolio Turnover Rate24% Management Fees$5,291,965
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	102.3%
Warrants	0.1%
Other Assets and Liabilities (Net)	(2.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	102.4%
Other Assets and Liabilities (Net)	(2.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	5.2%
Agnico Eagle Mines Ltd., Toronto	5.1%
Endeavour Mining plc	4.3%
Alamos Gold Inc., Toronto	3.8%
Artemis Gold Inc.	3.0%
Anglogold Ashanti plc	2.9%
G Mining Ventures Corp.	2.9%
Lundin Gold Inc.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GOLDX/
C000002881
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class C
Trading Symbol	GLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GLDCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GLDCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class C	$400	2.19%

Expenses Paid, Amount	$ 400
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Gold Fund outperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. For 2025, the gold price appreciated by almost 65% and ended the year at $4,319 per ounce. Gold is a major beneficiary of the current macroeconomic and geopolitical uncertainty. This was the best annual price rise for gold, with 1979 being the one exception, since the U.S. ended the dollar’s link to gold in 1971. Contributors to performance included Newmont Corporation, Kinross Gold Corporation, and Lundin Gold. Detractors included Pantoro Gold Limited, Victoria Gold Corp., and Falco Resources.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class C	Gabelli Gold Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/15	10,000	10,000	10,000	10,000	10,000
12/16	15,245	15,145	11,196	17,487	15,326
12/17	16,065	15,960	13,640	19,018	17,059
12/18	13,591	13,502	13,043	15,897	15,418
12/19	19,412	19,285	17,150	24,300	21,542
12/20	24,343	24,183	20,305	33,053	26,389
12/21	21,984	21,840	26,135	30,847	23,521
12/22	19,421	19,293	21,402	28,713	21,105
12/23	20,786	20,650	27,029	30,419	22,965
12/24	23,715	23,559	33,791	33,705	25,066
12/25	62,885	62,472	39,833	85,205	64,011

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class C	165.17%	20.90%	20.19%
Gabelli Gold Fund, Inc. - Class C (includes sales charge)	164.17%	20.90%	20.19%
S&P 500 Index	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index	159.07%	21.79%	22.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 785,480,290
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 5,291,965
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$785,480,290 Number of Portfolio Holdings59 Portfolio Turnover Rate24% Management Fees$5,291,965
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	102.3%
Warrants	0.1%
Other Assets and Liabilities (Net)	(2.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	102.4%
Other Assets and Liabilities (Net)	(2.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	5.2%
Agnico Eagle Mines Ltd., Toronto	5.1%
Endeavour Mining plc	4.3%
Alamos Gold Inc., Toronto	3.8%
Artemis Gold Inc.	3.0%
Anglogold Ashanti plc	2.9%
G Mining Ventures Corp.	2.9%
Lundin Gold Inc.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GLDCX/
C000034312
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class I
Trading Symbol	GLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GLDIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GLDIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class I	$219	1.19%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Gold Fund outperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. For 2025, the gold price appreciated by almost 65% and ended the year at $4,319 per ounce. Gold is a major beneficiary of the current macroeconomic and geopolitical uncertainty. This was the best annual price rise for gold, with 1979 being the one exception, since the U.S. ended the dollar’s link to gold in 1971. Contributors to performance included Newmont Corporation, Kinross Gold Corporation, and Lundin Gold. Detractors included Pantoro Gold Limited, Victoria Gold Corp., and Falco Resources.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class I	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/15	50,000	50,000	50,000	50,000
12/16	76,985	55,980	87,435	76,630
12/17	81,966	68,200	95,091	85,297
12/18	69,950	65,213	79,483	77,091
12/19	100,958	85,749	121,501	107,712
12/20	127,884	101,527	165,263	131,947
12/21	116,694	130,675	154,233	117,604
12/22	104,115	107,010	143,565	105,527
12/23	112,537	135,143	152,095	114,823
12/24	129,688	168,955	168,523	125,330
12/25	347,375	199,165	426,027	320,055

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class I	167.85%	22.12%	21.39%
S&P 500 Index	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index	159.07%	21.79%	22.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 785,480,290
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 5,291,965
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$785,480,290 Number of Portfolio Holdings59 Portfolio Turnover Rate24% Management Fees$5,291,965
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	102.3%
Warrants	0.1%
Other Assets and Liabilities (Net)	(2.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	102.4%
Other Assets and Liabilities (Net)	(2.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	5.2%
Agnico Eagle Mines Ltd., Toronto	5.1%
Endeavour Mining plc	4.3%
Alamos Gold Inc., Toronto	3.8%
Artemis Gold Inc.	3.0%
Anglogold Ashanti plc	2.9%
G Mining Ventures Corp.	2.9%
Lundin Gold Inc.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GLDIX/
C000002878
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class A
Trading Symbol	GLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GLDAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GLDAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class A	$264	1.44%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Gold Fund outperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. For 2025, the gold price appreciated by almost 65% and ended the year at $4,319 per ounce. Gold is a major beneficiary of the current macroeconomic and geopolitical uncertainty. This was the best annual price rise for gold, with 1979 being the one exception, since the U.S. ended the dollar’s link to gold in 1971. Contributors to performance included Newmont Corporation, Kinross Gold Corporation, and Lundin Gold. Detractors included Pantoro Gold Limited, Victoria Gold Corp., and Falco Resources.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class A	Gabelli Gold Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/15	10,000	10,000	10,000	10,000	10,000
12/16	15,352	14,469	11,196	17,487	15,326
12/17	16,304	14,483	13,640	19,018	17,059
12/18	13,892	11,632	13,043	15,897	15,418
12/19	19,991	15,775	17,150	24,300	21,542
12/20	25,261	18,786	20,305	33,053	26,389
12/21	23,000	16,121	26,135	30,847	23,521
12/22	20,459	13,515	21,402	28,713	21,105
12/23	22,061	13,736	27,029	30,419	22,965
12/24	25,350	14,876	33,791	33,705	25,066
12/25	67,759	37,476	39,833	85,205	64,011

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class A	167.30%	21.82%	21.09%
Gabelli Gold Fund, Inc. - Class A (includes sales charge)	151.93%	20.38%	20.37%
S&P 500 Index	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index	159.07%	21.79%	22.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 785,480,290
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 5,291,965
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$785,480,290 Number of Portfolio Holdings59 Portfolio Turnover Rate24% Management Fees$5,291,965
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	102.3%
Warrants	0.1%
Other Assets and Liabilities (Net)	(2.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	102.4%
Other Assets and Liabilities (Net)	(2.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	5.2%
Agnico Eagle Mines Ltd., Toronto	5.1%
Endeavour Mining plc	4.3%
Alamos Gold Inc., Toronto	3.8%
Artemis Gold Inc.	3.0%
Anglogold Ashanti plc	2.9%
G Mining Ventures Corp.	2.9%
Lundin Gold Inc.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GLDAX/